Pension Plan and Employee Benefits - Narrative (FY) (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 12, 2019 USD ($)	Mar. 30, 2017 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Bonus	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) executive_officer	Mar. 29, 2017
PENSION BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Consecutive calendar years							5 years
Most recent period of employment							10 years
Employer contributions	$ 12,300,000		$ 12,300,000				$ 12,250,000	$ 0
Estimated pension contributions required through 2024				$ 66,500,000			61,800,000
Net periodic benefit cost				4,870,000	$ 2,952,000		$ 12,175,000	$ 18,835,000	$ 16,560,000
Expected return on plan assets							6.55%	5.86%	6.08%
Actual return on plan assets							22.17%	(7.31%)
Discount rate							3.43%	4.35%
OTHER BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Employer contributions							$ 0	$ 0
Net periodic benefit cost				1,257,000	643,000		2,858,000	$ 2,920,000	$ 2,965,000
Assets set aside in a trust				0			$ 0
Assumed health care cost trend rates for next fiscal year							5.00%	5.00%
Ultimate health care trend rate							5.00%
Discount rate							3.25%	4.16%
SERP BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Consecutive calendar years							5 years
Most recent period of employment							60 months
Net periodic benefit cost				1,545,000	1,295,000		$ 5,040,000	$ 6,372,000	$ 5,963,000
Number of highest cash bonuses | Bonus							5
Number of executive officers with capped benefits | executive_officer									2
Discount rate		4.08%					3.37%	4.34%		4.22%
Special/contractual termination benefits		$ (300,000)					$ 0	$ 0	$ (315,000)
Cleco Power | PENSION BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Employer contributions							83,000,000
Cleco Power | OTHER BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost				1,200,000	700,000		3,100,000	3,300,000	3,300,000
Cleco Power | SERP BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost				200,000	300,000		800,000	1,400,000	1,300,000
Support Group | PENSION BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost				$ 400,000	$ 500,000		$ 2,200,000	$ 2,000,000	$ 1,800,000
Forecast [Member] | PENSION BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets						5.91%
Increase in expected pension costs						$ 6,000,000